Segment Information (Details) - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax - Reportable segments [member] - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Segment Information (Details) - Schedule of Reportable Segment Gross Profit to the Group’s Loss Before Tax [Line Items]
Segment gross profit	$ 3,048,913	$ 2,940,985
Selling and marketing expenses	(4,673,130)	(6,667,198)
General and administrative expenses (note 6)	(9,090,300)	(10,739,304)
Consultancy and professional fees	(530,275)	(1,341,978)
Government grants	1,431,490	2,123,055
Finance costs	(139,255)	(479,148)
Finance income	5,234	721
Other income	840,100	2,811,288
Share of loss of a joint venture	(126,844)	(127,209)
Fair value change of warrant liabilities (note 17)	(208,383)	3,597,835
Recapitalization expense		(48,521,756)
Foreign exchange loss, net	(2,409,540)	(1,199,639)
Loss before tax	$ (11,851,990)	$ (57,602,348)